Income Tax Expense - Difference Between Income Taxes Computed using the Statutory Corporate Income Tax Rates and the Recorded Income Taxes (Parenthetical) (Detail)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
Disclosure of Income Taxes [Line Items]
Income tax rate		24.20%
Income tax rate for taxable income in excess of W300,000 million [Member]
Disclosure of Income Taxes [Line Items]
Income tax rate	27.50%